FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2017
Financial Instruments [Abstract]
Financial assets measured at fair value

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Proceeds from sale of marketable securities	$7.4	$—	$7.7	$0.1
Acquisition date fair value of marketable securities sold	(2.3)	—	(2.4)	(2.1)
Gain (loss) on sale of marketable securities recorded in OCI	$5.1	$—	$5.3	$(2.0)

Disclosure of detailed information about hedging instruments
Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at September 30, 2017 and December 31, 2016 were as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at September 30, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$7.4	$—	$6.1	$6.1	$(6.1)
Euro option contracts	4.6	—	3.2	3.2	(3.2)
	$12.0	$—	$9.3	$9.3	$(9.3)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$2.1	$—	$0.2	$0.2	$(0.2)
Euro option contracts	0.2	(2.0)	(0.4)	(0.4)	0.4
	$2.3	$(2.0)	$(0.2)	$(0.2)	$0.2

	Gain (loss) recognized in cash flow hedge reserve		(Gain) loss reclassified or adjusted from cash flow hedge reserve
	Three months ended September 30, 2017	Nine months ended September 30, 2017	Three months ended September 30, 2017	Nine months ended September 30, 2017
Exchange rate risk
Canadian dollar option contracts	$6.0	$7.5	$(1.4)	$(1.5)
Euro option contracts	2.8	4.6	(1.1)	(1.1)
Crude oil option contracts	—	0.1	—	—
	8.8	12.2	(2.5)	(2.6)
Time value of option contracts excluded from hedge relationship	(1.7)	(4.4)	—	—
	$7.1	$7.8	$(2.5)	$(2.6)

	Gain (loss) recognized in cash flow hedge reserve		(Gain) loss reclassified or adjusted from cash flow hedge reserve
	Three months ended September 30, 2016	Nine months ended September 30, 2016	Three months ended September 30, 2016	Nine months ended September 30, 2016
Exchange rate risk
Canadian dollar option contracts	$(2.3)	$0.5	$1.2	$4.8
Euro option contracts	—	1.8	(0.4)	(1.2)
Crude oil option contracts	(2.4)	3.6	—	1.7
	(4.7)	5.9	0.8	5.3
Time value of option contracts excluded from hedge relationship	(2.0)	(1.4)	—	—
	$(6.7)	$4.5	$0.8	$5.3

	(Gain) loss reclassified from cash flow hedge reserve to:		(Gain) loss reclassified from cash flow hedge reserve to:
	Three months ended September 30, 2017	Three months ended September 30, 2016	Nine months ended September 30, 2017	Nine months ended September 30, 2016
Consolidated balance sheets
Property, plant and equipment	$(0.6)	$(0.1)	$(0.6)	$0.1
Consolidated statements of earnings
Cost of sales	(1.6)	0.6	(1.6)	3.6
General and administrative expenses	(0.3)	0.3	(0.4)	1.6
Total	$(2.5)	$0.8	$(2.6)	$5.3
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at September 30, 2017 and December 31, 2016 were as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at September 30, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$1.9	$—	$—	$—	$—
WTI crude oil option contracts	0.4	(0.1)	—	—	—
	$2.3	$(0.1)	$—	$—	$—

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$4.0	$—	$—	$—	$—
WTI crude oil option contracts	2.2	—	—	—	—
	$6.2	$—	$—	$—	$—

Disclosure of terms and conditions of outstanding derivative contracts
As at September 30, 2017, the Company’s outstanding crude oil derivative contracts, which qualified for hedge accounting, and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings, are as follows:

	2017	2018	2019	2020	Total
Brent crude oil option contracts (barrels)[1]	130	488	366	243	1,227
Option contracts with strike prices at ($/barrel)	60[2]	42-60[3]	44-60[3]	50-62[3]
WTI crude oil option contracts (barrels)[1]	99	390	306	207	1,002
Option contracts with strike prices at ($/barrel)	60[2]	36-60[3]	42-60[3]	45-55[3]

1	Quantities of barrels are in thousands.

2
The Company purchased call options with a strike price of $60. If crude oil prices are greater than the call strike price in 2017, the Company will benefit from the margin between the higher market price and the set call strike price.

3
The Company purchased Brent and WTI collar options with strike prices within the given range in 2018, 2019 and 2020. If Brent and WTI market prices are below the low end of the range in 2018, 2019 and 2020, the Company will incur a loss from the margin between the lower market price and the set put strike price. If Brent and WTI are above the high end of the range of the call strike price in 2018, 2019 and 2020, the Company will benefit from the margin between the higher market price and the set call strike price.

As at September 30, 2017, the Company's outstanding derivative contracts which qualified for hedge accounting and the periods in which the cash flows are expected to occur and impact the Consolidated statements of earnings, are as follows:

	2017	2018	Total
Cash flow hedges
Exchange rate risk
Canadian dollar option contracts (millions of C$)	51	155	206
Contract rate range ($/C$)	1.30-1.40[1]	1.30-1.45[2]
Euro option contracts (millions of €)	32	93	125
Contract rate range (€/$)	1.00-1.20[3]	1.08-1.19[3]

1
The Company purchased three types of Canadian dollar options in 2017, which consist of U.S. dollar put options at a strike price of $1.30, U.S. dollar put options at a strike price of $1.35, and collar options in the range of $1.30 and $1.40. The Company will benefit from the margin between the lower market price and the set U.S. dollar put strike price of $1.30 and $1.35. If U.S dollar to C$ market prices are above the $1.40 call strike prices in 2017, the Company will incur a loss from the margin between the higher market price and the $1.40 call strike price.

2
The Company purchased Canadian dollar collar options with strike prices within the given range in 2018. If U.S dollar to C$ market prices are below the low end of the range of the U.S. dollar put strike prices in 2018, the Company will benefit from the margin between the lower market price and the set put strike price. If U.S dollar to C$ market prices are above the high end of the range of the U.S. dollar call strike prices in 2018, the Company will incur a loss from the margin between the higher market price and the set call strike price.

3
The Company purchased Euro collar options with strike prices within the given range in 2017 and 2018. If EUR to U.S. dollar market prices are below the low end of the range in 2017 or 2018, the Company will incur a loss from the margin between the lower market price and the set put strike price. If EUR to U.S. dollar market prices are above the high end of the range of the call strike price in 2017 or 2018, the Company will benefit from the margin between the higher market price and the set call strike price.

Disclosure of detailed information about hedged items
Additional information on hedging instruments and hedged forecast transactions related to currency exchange rate risk as at September 30, 2017 and December 31, 2016 were as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at September 30, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$7.4	$—	$6.1	$6.1	$(6.1)
Euro option contracts	4.6	—	3.2	3.2	(3.2)
	$12.0	$—	$9.3	$9.3	$(9.3)

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Canadian option contracts	$2.1	$—	$0.2	$0.2	$(0.2)
Euro option contracts	0.2	(2.0)	(0.4)	(0.4)	0.4
	$2.3	$(2.0)	$(0.2)	$(0.2)	$0.2
Additional information on hedging instruments and hedged forecast transactions related to oil and fuel market price risk as at September 30, 2017 and December 31, 2016 were as follows:

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at September 30, 2017	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$1.9	$—	$—	$—	$—
WTI crude oil option contracts	0.4	(0.1)	—	—	—
	$2.3	$(0.1)	$—	$—	$—

	Carrying amount			Fair value changes used for calculating hedge ineffectiveness
As at December 31, 2016	Assets	Liabilities	Accumulated cash flow hedge fair value reserve (before tax)	Hedging instruments	Hedged items
Brent crude oil option contracts	$4.0	$—	$—	$—	$—
WTI crude oil option contracts	2.2	—	—	—	—
	$6.2	$—	$—	$—	$—

Disclosure of detailed information about non-hedge derivatives

		Three months ended September 30,		Nine months ended September 30,
	Notes	2017	2016	2017	2016
Embedded derivative	17(a)	$3.7	$—	$5.3	$—
Warrants		0.5	1.3	0.1	5.3
	25	$4.2	$1.3	$5.4	$5.3